INVENTORY (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
INVENTORY [Abstract]
Components of inventory
The components of inventory, at the different stages of production, consisted of the following at March 31, 2015 and December 31, 2014:

Inventory	March 31, 2015	December 31, 2014
Raw materials	$43,633	$41,648
Work-in-progress	310,648	271,571
Finished goods	11,523	12,438
Total	$365,804	$325,657

The components of inventory, at the different stages of production, consisted of the following at December 31:

Inventory	2014	2013
Raw materials	$41,648	$10,148
Work-in-progress	271,571	299,464
Finished goods	12,438	85,993
Total	$325,657	$395,605